Earnings Per Share (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive shares	19,950	22,470
Shares repurchased by the Company	169,251
Repurchased shares average cost	$ 48.51